Item 1. Schedule of Investments

T. ROWE PRICE NEW ERA FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 91.7%

CONSUMER & SERVICE 0.5%
Merchandising 0.5%
Wal-Mart	376,300	16,490
Total Consumer & Service		16,490

NATURAL RESOURCE-RELATED 91.2%
Agriculture 2.8%
CF Industries *	966,100	14,308
Deere	474,900	29,064
Potash Corp./Saskatchewan	636,552	59,403
		102,775
Building & Real Estate 2.5%
AMB Property, REIT	377,800	16,963
Archstone-Smith Trust, REIT	360,200	14,361
Boston Properties, REIT	199,500	14,145
Camden Property Trust, REIT	244,900	13,653
Duke Realty, REIT	341,700	11,577
ProLogis, REIT	257,044	11,390
Simon Property Group, REIT	86,400	6,404
		88,493
Chemicals 1.5%
Dow Chemical	526,600	21,944
DuPont	557,296	21,829
Nova Chemicals	260,000	9,568
		53,341
Diversified Metals 9.1%
Alcan	1,448,800	45,971
BHP Billiton (AUD)	4,102,572	69,767
Companhia Vale do Rio Doce ADR
(1 ADR represents 1 common share)	698,000	30,614
Mechel OAO ADR	726,316	26,496
Metal Management	645,600	16,366
Nucor	498,700	29,418
Rio Tinto (GBP)	1,134,479	46,530
Schnitzer Steel, Class A	576,400	18,773
Teck Cominco, Class B (CAD)	957,154	42,996
		326,931
Diversified Resources 5.7%
Arch Coal	901,902	60,878
Burlington Northern Santa Fe	324,876	19,428
Caterpillar	428,586	25,179
Peabody Energy	477,601	40,286
Penn Virginia	353,800	20,418
St. Joe	194,600	12,153
Terex *	560,380	27,699
		206,041
Forest Products 5.5%
Bowater	540,265	15,273
International Paper	1,383,278	41,222
Kimberly-Clark	429,880	25,591
MeadWestvaco	484,193	13,373
Potlatch	612,200	31,908
Smurfit-Stone Container *	3,227,548	33,437
Weyerhaeuser	549,579	37,784
		198,588
Gas Transmission & Distribution 2.3%
Duke Energy	633,000	18,464
NiSource	653,606	15,850
Williams Companies	1,883,939	47,193
		81,507
Integrated Petroleum-Domestic 4.6%
ConocoPhillips	1,256,164	87,818
Murphy Oil	1,551,446	77,371
		165,189
Integrated Petroleum-International 16.4%
BP ADR	1,114,189	78,940
Chevron	429,932	27,829
Eni S.p.A. ADR	295,697	43,793
ExxonMobil	1,746,618	110,980
Lukoil ADR	506,968	29,298
Petroleo Brasileiro (Petrobras) ADR
(1 ADR represents 1 preference share)	446,717	28,478
Royal Dutch Shell ADR	1,715,030	112,575
Statoil ASA (NOK)	2,940,499	73,092
Total ADR	617,376	83,852
		588,837
Miscellaneous Energy 2.1%
China Shenhua Energy (HKD) *	12,832,000	15,054
Dynegy, Class A *	3,889,638	18,320
Edison International	225,972	10,684
NRG Energy *	723,814	30,834
		74,892
Non-Ferrous Metals 1.9%
Inco	1,447,497	68,539
		68,539
Oil & Gas Drilling 7.0%
Diamond Offshore Drilling	1,225,036	75,034
Helmerich & Payne	194,667	11,756
Key Energy Services *	701,100	10,341
Nabors Industries *	405,476	29,125
Noble Drilling	803,872	55,033
Transocean *	1,126,741	69,081
		250,370
Oil & Gas Equipment & Services 14.1%
Baker Hughes	1,344,659	80,249
BJ Services	2,134,160	76,808
Cooper Cameron *	1,164,463	86,089
Dresser-Rand Group *	441,300	10,869
FMC Technologies *	549,884	23,156
Grant Prideco *	1,238,663	50,352
Schlumberger	983,436	82,982
Smith International	1,866,766	62,182
Technip (EUR)	155,100	9,209
W-H Energy Services *	758,393	24,587
		506,483
Petroleum Exploration & Production 11.6%
Anadarko Petroleum	289,361	27,706
BG Group (GBP)	2,656,417	25,287
Bill Barrett *	455,865	16,785
Burlington Resources	869,724	70,726
Canadian Natural Resources	1,861,996	84,144
Devon Energy	1,090,359	74,842
Encore Acquisition *	920,500	35,761
EOG Resources	805,266	60,314
Nexen	226,846	10,812
XTO Energy	209,633	9,501
		415,878
Precious Metals 3.0%
Meridian Gold *	1,837,478	40,259
Newmont Mining	1,124,479	53,042
Placer Dome	864,045	14,818
		108,119
Refining & Marketing 1.1%
Neste Oil (EUR) *	360,128	13,388
Valero Energy	237,434	26,844
		40,232
Total Natural Resource-Related		3,276,215
Total Common Stocks (Cost $1,940,597)		3,292,705
CONVERTIBLE PREFERRED STOCKS 0.0%
Western Water *	2,259	4
Total Convertible Preferred Stocks (Cost $2,000)		4
SHORT-TERM INVESTMENTS 8.1%
Money Market Fund 8.1%
T. Rowe Price Reserve Investment Fund, 3.79% #†	291,115,373	291,115
		291,115
Promissory Note 0.0%
Western Water, 2.00%, 10/2/05	331,866	0
		0
Total Short-Term Investments (Cost $291,115)		291,115
Total Investments in Securities
99.8% of Net Assets (Cost $2,233,712)		$3,583,824

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
ADR	American Depository Receipts
AUD	Australian dollar
CAD	Canadian dollar
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
NOK	Norwegian krone
REIT	Real Estate Investment Trust

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies.
As defined by the 1940 Act, an affiliated company is one in which the fund owns 5%
or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/05		12/31/04
OAO Gazprom ADR $	438	$4,521	$-	$-	$	*
T. Rowe Price
Reserve Investment
Fund, 3.79%	¤	¤	6,450	291,115		154,905
Totals			$6,450	$291,115		$154,905

‡			Includes dividend income of $6,450 and no interest income.
*			The issuer was not considered an affiliated company at December 31, 2004.
¤			Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $2,233,712,000. Net unrealized gain aggregated $1,350,111,000 at period-end, of which $1,382,018,000 related to appreciated investments and $31,907,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2005, total realized gain/loss on all affiliated companies was $3,432,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005